UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02338

Allmerica Securities Trust

(Name of Registrant)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of Principal Executive Offices)

George M. Boyd, Trust Secretary

Allmerica Financial

440 Lincoln Street

Worcester, MA 01653

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(508) 855-1000

Date of Fiscal Year End: December 31

Date of Reporting Period: June 30, 2004

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Allmerica Securities Trust

Semi-Annual Report

June 30, 2004

Allmerica Financial	Semi-Annual Report

June 30, 2004	• Allmerica Securities Trust

[GRAPHIC]	[GRAPHIC]

[GRAPHIC]

Trust Information

Board of Trustees

John P. Kavanaugh, Chairman

P. Kevin Condron*

Jocelyn S. Davis*

Cynthia A. Hargadon*

T. Britton Harris IV*

Gordon Holmes*

Attiat F. Ott*

Edward J. Parry III

Ranne P. Warner*

Officers

John P. Kavanaugh, President

Richard J. Litchfield, Vice President

Ann K. Tripp, Vice President

Donald P. Wayman, Vice President

Paul T. Kane, Treasurer

George M. Boyd, Secretary

Investment Manager

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Registrar and Transfer, Dividend Disbursing and Reinvestment Agent

The Bank of New York

P.O. Box 11258

Church Street Station, New York, NY 10286

Administrator and Custodian

Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

*Independent Trustees

Independent Accountants

PricewaterhouseCoopers LLP

125 High Street, Boston, MA 02110

Legal Counsel

Ropes & Gray LLP

One International Place, Boston, MA 02110

Shareholder Inquiries May Be Directed To:

The Bank of New York Shareholder Relations Dept.-11E

P.O. Box 11258

Church Street Station, New York, NY 10286

1-800-432-8224

2

A Letter from the Chairman

Dear Client:

The first half of 2004 brought mixed news for the global economy. In the United Kingdom, consumer and mortgage credit continued to grow at a brisk pace with minimal signs of inflation, as the jobless rate dropped further. Unemployment remained high in France and Germany, as signs of recovery were muted in mainland Europe. Fueled by exploding growth in China and India, many Asian economies performed well, led by Thailand, Singapore and Malaysia. Domestic oriented companies helped stimulate stronger than expected growth in Japan. European stock markets held up relatively well as Germany’s DAX Index rose 2.21%, England’s FTSE Index gained 1.85% and France’s CAC 40 Index was up 7.25%. Asian stock markets were mixed, as Japan’s Nikkei Average finished the period up 11.58%, while Hong Kong’s Hang Seng Index was lower by 0.29%.

The United States economy turned in a solid performance during the first six months of 2004. First quarter GDP came in at 3.9% and growth for the full period is expected to be in the same range. The long-awaited growth in jobs finally began to occur during the first half of the year. After starting slowly, non-farm payroll gains averaged over 200,000 per month in the second quarter, persuading many that a traditional economic recovery was under way. Consumer spending remained strong, industrial production ramped up and business investment increased, while core producer prices came in slightly higher than expected. Core inflation also edged higher during the period, partially as a result of the voracious demand for raw materials from China and other recovering economies. These and other strong economic statistics caused many analysts to conclude that the Federal Reserve Board would need to raise interest rates sooner, rather than later, in order to head off a rapid rise in inflation. In late June, these concerns were realized, as the Federal Reserve Board raised its target for the federal funds rate by 0.25%, to 1.25%. Gas prices at the pump climbed to over $2.00 a gallon, as oil prices rose significantly in the first quarter, then fell back slightly during the second quarter. Several analysts expressed concern that higher oil prices might dampen the surging domestic economy. U.S. securities markets finished the first six months of 2004 with small gains. The S&P 500® Index rose 3.44% and the Nasdaq Composite Index was higher by 2.22%. Bonds struggled as interest rates ticked higher. For the period, the Lehman Brothers Aggregate Bond Index managed a gain of only 0.15%.

For the first half of 2004, the Allmerica Securities Trust portfolio generated income supporting aggregate dividends of 27 cents per share.

On behalf of the Board of Trustees,

John P. Kavanaugh

Chairman of the Board

Allmerica Securities Trust

3

Allmerica Securities Trust

The Allmerica Securities Trust returned (0.37)% for the first half of 2004, underperforming its benchmark, the Lehman Brothers U.S. Credit Index, which returned (0.27)%.

The markets started out the year with mixed-to-weak economic data, heightened questions about job growth and overhanging concerns about Iraq and terrorism. The anticipated economic rebound had not materialized, so the Federal Reserve Board was expected to remain accommodative with a 1.00% federal funds rate for at least several more months. However, when the March non-farm payrolls release showed that an additional 308,000 jobs had been created, the market sold off quickly. At their June meeting, the Federal Reserve Board raised its overnight federal funds rate by 25 basis points to 1.25%, confirming to the market that the Federal Reserve Board agreed that the economy was headed back on the right track.

The asset-backed securities sector performed best for the period, with an excess return of 53 basis points over U.S. Treasury securities. The mortgage-backed securities sector had an excess return of 36 basis points, while the Agency sector had an excess return of 10 basis points. The corporate sector underperformed U.S. Treasuries for the first six months, primarily as a result of a weak second quarter. The portfolio was almost fully invested in the corporate sector during the period, although during the second quarter, the investment manager reduced exposure slightly, investing the proceeds in U.S. Treasury securities. The reduction was primarily in those sectors that would be more negatively affected by rising interest rates: banks, finance and utilities. The investment manager plans to replace these U.S. Treasury securities with corporate bonds during the third quarter of 2004.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Allmerica Securities Trust	(0.27)%	4.58%	6.52%

Lehman Brothers U.S. Credit Index	0.08%	7.54%	7.95%
Lipper Corporate Debt Funds BBB-Rated Average	1.06%	6.42%	7.10%

Historical Performance

	Total Return on Net Asset Value	Total Return on Market Value
1999	(1.42)%	(13.75)%

2000	6.76%	23.76%
2001	4.41%	6.00%

2002	5.54%	2.11%
2003	6.15%	9.38%

2004 (As of June 30)	(0.37)%	(6.56)%

The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Lipper Corporate Debt Funds BBB-Rated Average is a non-weighted index of funds within the Corporate Debt Funds BBB-Rated category.

Portfolio composition is subject to change.

Investment Manager

Opus Investment Management, Inc.

About the Trust

Seeks to generate a high rate of current income for distribution to shareholders.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

4

Financials

INTENTIONALLY LEFT BLANK

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.3%
	Freddie Mac - 0.3%
$118,067	5.00%, 05/15/21	NR	$120,391
166,745	6.00%, 10/15/07	NR	173,018

			293,409

	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $ 296,473)		293,409

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
	Fannie Mae - 0.3%
275,000	3.70%, 11/01/07	Aaa	273,896

	Federal Home Loan Bank - 0.5%
400,000	2.25%, 05/15/06	Aaa	395,500

	U.S. Treasury Bond - 2.4%
1,390,000	5.38%, 02/15/31	NR	1,401,891
225,000	6.00%, 02/15/26 (a)	NR	242,446
450,000	6.25%, 05/15/30 (a)	NR	503,842

			2,148,179

	Total U.S. Government and Agency Obligations (Cost $ 2,816,971)		2,817,575

CORPORATE NOTES AND BONDS - 74.7%
	Auto Manufacturers - 1.7%
460,000	DaimlerChrysler North America
	Holding Corp.
	6.90%, 09/01/04	A3	463,176
500,000	DaimlerChrysler North America
	Holding Corp.
	8.50%, 01/18/31	A3	574,463
500,000	General Motors Corp. (a)
	7.20%, 01/15/11	Baa1	523,898

			1,561,537

	Auto Parts & Equipment - 0.6%
460,000	Lear Corp.
	8.11%, 05/15/09	Baa3	523,962

	Banks - 9.9%
880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	857,438
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	482,065
450,000	Bank of New York Co., Inc.
	3.75%, 02/15/08	Aa3	447,279
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,074,598
450,000	BB&T Corp. (b)
	6.38%, 06/30/05	A2	467,055
655,000	Fifth Third Bank
	4.50%, 06/01/18	Aa3	584,432
500,000	Firstar Corp.
	7.13%, 12/01/09	Aa3	563,108
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	A1	418,883
420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	432,587
250,000	Northern Trust Co.
	6.65%, 11/09/04	Aa3	254,147
200,000	Suntrust Banks, Inc.
	6.38%, 04/01/11	Aa3	216,720
125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	146,711
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa3	521,182
455,000	US Bank National Cincinnati
	6.50%, 02/01/08	Aa3	495,172
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	491,378
450,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	466,135
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	447,494
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	434,977

			8,801,361

	Beverages - 1.5%
450,000	Anheuser-Busch Cos., Inc.
	4.63%, 02/01/15	A1	424,251
500,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	485,959
450,000	Diageo Capital, Plc
	3.50%, 11/19/07	A2	444,797

			1,355,007

	Chemicals - 0.9%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	Aa3	221,010
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	544,334

			765,344

	Cosmetics & Personal Care - 2.3%
500,000	Kimberly-Clark Corp.
	7.10%, 08/01/07	Aa2	553,435
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	310,888
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,193,449

			2,057,772

	Diversified Financial Services - 12.9%
500,000	American Express Co.
	3.75%, 11/20/07	A1	498,442
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	578,036

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
	Diversified Financial Services (continued)
$725,000	Capital One Bank
	4.88%, 05/15/08	Baa2	$732,796
920,000	Capital One Bank
	5.75%, 09/15/10	Baa2	945,469
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	541,848
460,000	Ford Motor Credit Co.
	6.50%, 01/25/07	A3	483,334
400,000	Ford Motor Credit Co.
	6.88%, 02/01/06	A3	419,559
825,000	Ford Motor Credit Co.
	7.25%, 10/25/11	A3	861,540
10,000	Ford Motor Credit Co.
	7.38%, 10/28/09	A3	10,672
500,000	General Electric Capital Corp.
	8.75%, 05/21/07	Aaa	571,880
500,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	506,261
380,000	General Motors Acceptance Corp., MTN (b)
	2.40%, 10/20/05	A3	383,085
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	456,474
500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	580,197
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	415,808
222,011	Jones (Edward D.) & Co., LP (c) (d)
	7.95%, 04/15/06	NR	234,348
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	498,995
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Baa2	370,833
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Baa2	96,368
630,000	Morgan Stanley
	4.75%, 04/01/14	A1	581,251
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	532,899
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	646,929
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	525,463

			11,472,487

	Electric - 5.5%
550,000	AmerenEnergy Generating
	7.75%, 11/01/05	A3	583,751
505,000	Centerpoint Energy, Inc.
	5.88%, 06/01/08	Ba2	512,264
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	379,955
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	452,929
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	570,667
250,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	241,215
$450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	466,542
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	521,141
225,000	Florida Power & Light
	6.88%, 12/01/05	Aa3	237,921
450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa2	423,250
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	490,028

			4,879,663

	Environmental Control - 1.7%
450,000	Allied Waste North America (a) (e)
	6.50%, 11/15/10	Ba3	445,500
500,000	Allied Waste North America
	8.50%, 12/01/08	Ba3	546,875
490,000	Waste Management, Inc.
	7.00%, 10/01/04	Baa3	495,187

			1,487,562

	Food - 4.0%
525,000	Conagra Foods, Inc.
	7.50%, 09/15/05	Baa1	552,289
675,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	736,783
460,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	481,678
470,000	Kroger Co. (a)
	5.50%, 02/01/13	Baa2	468,710
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	476,803
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	807,228

			3,523,491

	Forest Products & Paper - 1.9%
500,000	International Paper Co.
	5.30%, 04/01/15	Baa2	475,959
500,000	International Paper Co.
	5.50%, 01/15/14	Baa2	489,484
750,000	Rock-Tenn Co.
	5.63%, 03/15/13	Baa3	737,557

			1,703,000

	Health Care-Products - 0.1%
120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	132,720

	Health Care-Services - 1.2%
550,000	HCA, Inc.
	6.75%, 07/15/13	Ba1	563,408
450,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A3	477,494

			1,040,902

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
	Home Builders - 1.7%
$920,000	D.R. Horton, Inc. (a)
	5.00%, 01/15/09	Ba1	$902,750
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	586,427

			1,489,177

	Insurance - 0.5%
450,000	Marsh & McLennan Cos., Inc.
	4.85%, 02/15/13	A2	431,917

	Lodging - 1.0%
500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	538,406
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba2	371,437

			909,843

	Media - 5.5%
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	594,326
270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	305,791
450,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa3	488,521
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa2	553,455
225,000	Cox Enterprises, Inc. (e)
	4.38%, 05/01/08	Baa1	224,200
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	690,375
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa3	550,322
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa1	323,952
450,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	494,772
180,000	Viacom, Inc.
	5.50%, 05/15/33	A3	161,162
450,000	Viacom, Inc.
	7.88%, 07/30/30	A3	532,858

			4,919,734

	Metal Fabricate & Hardware - 1.1%
1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	973,545

	Office & Business Equipment - 0.8%
750,000	Pitney Bowes, Inc.
	4.75%, 05/15/18	Aa3	687,707

	Oil & Gas - 7.6%
375,000	Burlington Resources, Inc.
	7.40%, 12/01/31	Baa1	426,328
580,000	Conoco Funding Co.
	5.45%, 10/15/06	A3	607,106
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	570,769
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	489,896
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	516,356
230,000	Enterprise Products
	7.50%, 02/01/11	Baa3	246,102
350,000	Enterprise Products
	8.25%, 03/15/05	Baa3	361,766
500,000	Occidental Petroleum Corp.
	6.50%, 04/01/05	Baa1	515,135
625,000	Phillips Petroleum
	8.50%, 05/25/05	A3	657,096
690,000	Pioneer Natural Resource Co.
	7.50%, 04/15/12	Baa3	781,373
600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa3	665,981
435,000	Valero Energy Corp.
	6.13%, 04/15/07	Baa3	460,938
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	451,345

			6,750,191

	Packaging & Containers - 2.0%
750,000	Illinois Tool Works, Inc.
	6.88%, 11/15/08	Aa3	830,668
970,000	Sealed Air Corp. (e)
	5.63%, 07/15/13	Baa3	958,183

			1,788,851

	Pharmaceuticals - 3.0%
700,000	Bergen Brunswig Corp. (f)
	7.25%, 06/01/05	BB	715,750
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	858,332
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	760,206
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	364,637

			2,698,925

	Pipelines - 0.6%
500,000	Duke Energy Field Services Corp.
	7.50%, 08/16/05	Baa2	524,947

	Retail - 1.2%
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Ba3	539,375
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	539,954

			1,079,329

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
	Savings & Loans - 1.0%
$455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	$454,686
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	452,862

			907,548

	Telecommunications - 2.2%
500,000	BellSouth Corp.
	6.88%, 10/15/31	A1	520,855
680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	714,761
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	115,350
120,000	Sprint Capital Corp.
	7.90%, 03/15/05	Baa3	124,392
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	A1	462,550

			1,937,908

	Transportation - 2.3%
450,000	Consolidated Rail Corp.
	9.75%, 06/15/20	Baa2	603,946
900,000	CSX Corp.
	6.30%, 03/15/12	Baa2	946,069
255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	219,861
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	271,829

			2,041,705

	Total Corporate Notes and Bonds (Cost $ 65,873,222)		66,446,135

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 6.0%
1,000,000	American Airlines, Inc.,
	Pass-Through Trust,
	Series 1991 - C2
	9.73%, 09/29/14	Caa2	745,880
570,000	Bear Stearns Commercial Mortgage
	Securities, Inc., Series 2002-PBW1,
	Class A2
	4.72%, 11/11/35	Aaa	554,842
250,000	Bear Stearns Mortgage
	Securities, Inc., Series 1999-WF2,
	Class A2, CMO
	7.08%, 06/15/09	Aaa	277,658
300,000	Citibank Credit Card Issuance
	Trust, Series 2000-Cl, CMO
	6.88%, 11/16/09	Aaa	329,066
500,000	General Electric Capital
	Commercial Mortgage Corp.,
	Series 2002-1A, Class A3
	6.27%, 12/10/35	Aaa	536,416
500,000	GS Mortgage Securities Corp. II,
	Series 1997-GL, Class A2D
	6.94%, 07/13/30	Aaa	539,955
250,000	MBNA Master Credit Card Trust,
	Series 1995-C, Class A
	6.45%, 02/15/08	Aaa	259,703
250,000	Morgan Stanley Dean Witter Capital I,
	Series 2002-TOP7, Class B, CMO
	6.08%, 01/15/39	Aa2	264,562
750,000	Morgan Stanley Dean Witter Capital I,
	Series 2003-T0P9, Class A2, CMO (f)
	4.74%, 11/13/36	AAA	728,158
96,142	Toyota Auto Receivables Owner Trust,
	Series 2002-B, Class A3
	3.76%, 06/15/06	Aaa	96,762
1,000,000	Union Acceptance Corp.,
	Series 2000-B, Class B
	7.73%, 01/08/08	Aaa	1,017,040

	Total Asset-Backed and Mortgage-Backed Securities (Cost $ 5,704,421)		5,350,042

FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.9%
450,000	Province of British Columbia
	5.38%, 10/29/08	Aa2	473,738
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	563,961
500,000	Province of Ontario
	2.63%, 12/15/05	Aa2	498,949
500,000	Province of Quebec
	6.13%, 01/22/11	A1	539,466
450,000	Province of Quebec
	7.00%, 01/30/07	A1	489,435

	Total Foreign Government Obligations (Cost $ 2,470,353)		2,565,549

FOREIGN BONDS (i) - 10.3%
500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa1	556,620
700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa3	755,748
450,000	British Telecom, Plc (g)
	8.38%, 12/15/10	Baa1	525,517
500,000	Calpine Canada Energy Finance (a)
	8.50%, 05/01/08	Caa1	330,000
355,000	Canadian Pacific, Ltd.
	9.45%, 08/01/21	Baa2	480,303
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	421,018
890,000	Domtar, Inc.
	5.38%, 12/01/13	Baa3	846,301
100,000	KFW International Finance, Inc.
	4.25%, 04/18/05	Aaa	101,550
450,000	Norske Skog Canada, Ltd.
	7.38%, 03/01/14	Ba3	435,375
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	701,195
1,000,000	St. George Bank, Ltd.,
	Yankee Debenture (e)
	7.15%, 10/15/05	A3	1,050,811

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
FOREIGN BONDS (i) (continued)
$435,000	Stora Enso Oyj
	7.38%, 05/15/11	Baa1	$481,899
500,000	Telus Corp.
	7.50%, 06/01/07	Baa3	544,564
460,000	Tembec Industries, Inc.
	8.50%, 02/01/11	Ba3	464,600
435,000	Tyco International Group S.A. (a)
	6.00%, 11/15/13	Baa3	447,185
490,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	521,253
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	495,109

	Total Foreign Bonds (Cost $ 9,183,529)		9,159,048

MUNICIPAL OBLIGATIONS - 0.8%
750,000	Illinois State General Obligation
	3.85%, 06/01/13	Aa3	680,040

	Total Municipal Obligations (Cost $ 748,646)		680,040

Shares
INVESTMENT COMPANY - 0.4%
313,549	Marshall Money Market Fund	NR	313,549

	Total Investment Company (Cost $ 313,549)		313,549

Total Investments - 98.6% (Cost $ 87,407,164)			87,625,347

Net Other Assets and Liabilities - 1.4%			1,262,668

Total Net Assets - 100.0%			$88,888,015

(a)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $2,677,511. The value of collateral amounted to $2,747,310 which consisted of cash equivalents.
(b)	Variable rate security. The rate shown reflects rate in effect at period end.
(c)	Security is valued by management (Note 2).
(d)	Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At June 30, 2004, these securities amounted to $234,348 or 0.3% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2004, these securities amounted to $2,678,694 or 3.0% of net assets.
(f)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.
(g)	Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(h)	Pass Through Certificates.
(i)	U.S. currency denominated.
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
NR	Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $87,407,164. Net unrealized appreciation (depreciation) aggregated $218,183, of which $2,112,739 related to appreciated investment securities and $(1,894,556) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $13,585,599 and $13,756,206 of non-governmental issuers, respectively, and $3,214,306 and $3,031,729 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating (Unaudited)		S&P Ratings (Unaudited)
Aaa	7.5%	AAA	0.8%
Aa	21.2%	BB	0.8%
A	22.3%
Baa	34.8%		1.6%
Ba	8.0%
Caa	1.2%
NR (Not Rated)	3.4%

	98.4%

See Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES • June 30, 2004 (Unaudited)

ASSETS:
Investments:
Investments at cost	$87,407,164
Net unrealized appreciation	218,183

Total investments at value†	87,625,347
Cash	22,924
Short-term investments held as collateral for securities loaned	2,747,310
Interest receivable	1,315,565

Total Assets	91,711,146

LIABILITIES:
Collateral for securities loaned	2,747,310
Management fee payable	35,234
Trustees’ fees and expenses payable	4,742
Accrued expenses and other payables	35,845

Total Liabilities	2,823,131

NET ASSETS	$88,888,015

NET ASSETS consist of:
Par Value	$8,592,306
Paid-in capital	88,089,385
Distribution in excess of net investment income	(852,110)
Accumulated net realized loss	(7,159,749)
Net unrealized appreciation	218,183

TOTAL NET ASSETS	$88,888,015

Shares of beneficial interest outstanding (10,000,000 authorized shares with par value of $1.00)	8,592,306

NET ASSET VALUE
Per share	$10.345

MARKET VALUE (closing price on New York Stock Exchange)
Per share	$8.85

†Total value of securities on loan	$2,677,511

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

STATEMENT OF OPERATIONS • For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
Interest	$2,429,008
Securities lending income	2,305

Total investment income	2,431,313

EXPENSES
Management fees	204,149
Custodian and Fund accounting fees	35,008
Transfer agent fees	37,151
Legal fees	5,026
Audit fees	15,836
Trustees’ fees and expenses	10,541
Reports to shareholders	21,024
New York Stock Exchange fees	2,486
Miscellaneous	2,979

Total expenses	334,200

NET INVESTMENT INCOME	2,097,113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments sold	(46,552)
Net change in unrealized appreciation (depreciation) of investments	(2,300,848)

NET REALIZED LOSS ON INVESTMENTS	(2,347,400)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(250,287)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
NET ASSETS at beginning of period	$91,458,225	$90,834,171

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	2,097,113	4,179,375
Net realized gain (loss) on investments sold	(46,552)	863,113
Net change in unrealized appreciation (depreciation) of investments	(2,300,848)	436,219

Net increase (decrease) in net assets resulting from operations	(250,287)	5,478,707

Distributions To Shareholders From Net Investment Income	(2,319,923)	(4,854,653)

Total increase (decrease) in net assets	(2,570,210)	624,054

NET ASSETS at end of period	$88,888,015	$91,458,225

Distribution in excess of net investment income	$(852,110)	$(629,300)

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2004 (Unaudited)		Year ended December 31,
			2003	2002	2001(1)	2000	1999
Net Asset Value, beginning of period	$10.644		$10.572	$10.565	$10.866	$10.958	$11.961

Income from Investment Operations:
Net investment income	0.244		0.486	0.565	0.673 (2)	0.802	0.802
Net realized and unrealized gain (loss) on investments	(0.273)		0.151	0.027	(0.209)	(0.084)	(0.965)

Total from investment operations	(0.029)		0.637	0.592	0.464	0.718	(0.163)

Less Distributions:
Dividends from net investment income	(0.270)		(0.565)	(0.585)	(0.729)	(0.800)	(0.800)
Distributions from net realized capital gains	—		—	—	—	(0.010)	(0.040)
Return of capital	—		—	—	(0.036)	—	—

Total distributions	(0.270)		(0.565)	(0.585)	(0.765)	(0.810)	(0.840)

Net increase (decrease) in net asset value	(0.299)		0.072	0.007	(0.301)	(0.092)	(1.003)

Net Asset Value, end of period	$10.345		$10.644	$10.572	$10.565	$10.866	$10.958

Market Value, end of period	$8.85		$9.75	$9.45	$9.83	$10.00	$8.81

Total Return on Market Value, end of period	(6.56	)%**	9.38%	2.11%	6.00%	23.76%	(13.75)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$88,888		$91,458	$90,834	$90,774	$93,362	$94,157

Ratios to average net assets:
Net investment income	4.63	%*	4.56%	5.38%	6.23%	7.38%	7.00%
Operating expenses	0.74	%*	0.68%	0.86%	0.79%	0.74%	0.77%
Management fee	0.45	%*	0.44%	0.45%	0.50%	0.50%	0.49%
Portfolio turnover rate	19	%**	98%	79%	128%	58%	24%

*	Annualized
**	Not Annualized
(1)	Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.022, an increase in net realized and unrealized gains and losses per share of $0.022 and a decrease in the ratio of net investment income to average net assets from 6.36% to 6.23%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)	Computed using average shares throughout the period.

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	ORGANIZATION

Allmerica Securities Trust (the “Trust”) was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

At June 30, 2004, one security with a value of $234,348 or 0.3% of net assets was valued by management under the direction of the Board of Trustees.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

Federal Taxes: The Trust intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in both the timing of the recognition of losses deferred due to wash sales and differing treatments for the amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Securities Lending: The Trust, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Securities lending income” in the Statement of Operations. The Trust receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of the Trust’s portfolio of investments.

Expenses: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust (comprised of nine separate portfolios).

3.	INVESTMENT MANAGEMENT AND OTHER RELATED PARTY TRANSACTIONS

Opus Investment Management, Inc. (“Opus”), a direct, wholly-owned subsidiary of Allmerica Financial Corporation (“Allmerica Financial”) serves as Investment Manager to the Trust. For these services, the Trust pays Opus an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2 1/2% of the amount of interest income.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment management fee, exceed 1.50% of the first $30,000,000 of the Trust’s average weekly net assets, and 1.00% of any excess of such value over $30,000,000, Opus will bear such excess expenses.

IBT performs fund administration, custodian and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. Opus is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or the Investment Manager are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

4.	SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At June 30, 2004, First Allmerica Financial Life Insurance Company, an indirect, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 125,232 shares of beneficial interest.

5.	RESTRICTED SECURITIES

At June 30, 2004, the Trust owned the following restricted security constituting 0.3% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:

Issuer	Date of Acquisition	Par Amount	Cost at Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$222,011	$222,011	$234,348

ALLMERICA SECURITIES TRUST

OTHER INFORMATION

SHAREHOLDER VOTING RESULTS: (Unaudited)

The annual meeting of the Trust’s shareholders was held on April 21, 2004 at which shareholders approved one proposal. The voting results were as follows:

Proposal	To elect as Trustees the following nine nominees, each to serve until the next Annual Meeting of Shareholders and until his or her successor is duly elected and qualified.

		Shares For	Shares Withheld	Total
P. Kevin Condron:	Number of Votes Cast:	6,547,226	331,191	6,878,417
	Percentage of Votes Cast:	95.19%	4.81%	100.00%

Jocelyn S. Davis:	Number of Votes Cast:	6,536,556	341,861	6,878,417
	Percentage of Votes Cast:	95.03%	4.97%	100.00%

Cynthia A. Hargadon:	Number of Votes Cast:	6,546,876	331,541	6,878,417
	Percentage of Votes Cast:	95.18%	4.82%	100.00%

T. Britton Harris, IV:	Number of Votes Cast:	6,538,329	340,088	6,878,417
	Percentage of Votes Cast:	95.06%	4.94%	100.00%

Gordon Holmes:	Number of Votes Cast:	6,548,141	330,276	6,878,417
	Percentage of Votes Cast:	95.20%	4.80%	100.00%

John P. Kavanaugh:	Number of Votes Cast:	6,546,451	331,966	6,878,417
	Percentage of Votes Cast:	95.17%	4.83%	100.00%

Attiat F. Ott:	Number of Votes Cast:	6,543,798	334,619	6,878,417
	Percentage of Votes Cast:	95.14%	4.86%	100.00%

Edward J. Parry III:	Number of Votes Cast:	6,543,524	334,893	6,878,417
	Percentage of Votes Cast:	95.13%	4.87%	100.00%

Ranne P. Warner:	Number of Votes Cast:	6,539,628	338,789	6,878,417
	Percentage of Votes Cast:	95.07%	4.93%	100.00%

ALLMERICA SECURITIES TRUST

REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust (the “Trust”).

During the most recent 12-month period ended June 30, the Trust did not vote proxies relating to its portfolio securities because the Trust invests exclusively in non-voting securities.

SHAREHOLDER INFORMATION (Unaudited)

Automatic Dividend Investment Plan: As a shareholder, you may participate in the Trust’s Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

Cash Investment Plan: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

Investment Manager: Opus Investment Management, Inc.

Portfolio Management: All investment decisions for the Trust are made by an investment management team.

Investment Objectives: The Trust’s primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

(There is no guarantee that the Trust will achieve its investment objectives and an investor in the Trust could lose money.)

Principal Investment Policies: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to 30% of its assets in high yield securities or “junk bonds” rated below investment grade but at least B- or higher by Moody’s Investors Services or Standard & Poor’s Rating Services or similar rating organizations, and in unrated securities determined by the Investment Manager to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

ALLMERICA SECURITIES TRUST

SHAREHOLDER INFORMATION (Unaudited) (Continued)

Principal Risks of investing in the Trust:

•	Company Risk means that investments in a company often fluctuate based on factors such as earnings, changes in management or products or potential for takeovers or acquisition.

•	Credit Risk is the risk that a fixed income security will not be able to pay interest and principal. “Junk bonds,” for example, have a high level of credit risk.

•	Foreign Investment Risk involves risks relating to political, social and economic developments abroad.

•	Interest Rate Risk means that, when interest rates rise, the prices of fixed income securities will generally fall and, when interest rates fall, the prices of fixed income securities will generally rise.

•	Investment Management Risk is the risk that a fund does not achieve its investment objective despite the investment strategies used by the investment managers.

•	Liquidity Risk is the risk that a fund will not be able to sell a security at a reasonable price because the security is not traded on a regular basis.

•	Market Risk is the risk that the price of a security will fall due to changes in economic, political or market conditions.

•	Prepayment Risk means that a fund may lose future interest income when a decline in interest rates causes homeowners to prepay their mortgage loans.

[GRAPHIC]

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

12164 (6/04)	04 - 0081

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 9. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 10. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not Applicable

Item 11. Exhibits

(a)	(1) Not Applicable

(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit A2.

(3)	Not Applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit B.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date: August 19, 2004

By:	/s/ Paul T. Kane
Paul T. Kane
Assistant Vice President and Treasurer
(Principal Accounting Officer and
Principal Financial Officer)

Date: August 19, 2004